Fixed assets - Fixed assets payables - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other intangible assets and property, plant and equipment [abstract]
Fixed assets payable in the opening balance	€ 4,640	€ 3,665	€ 3,447
Business related variations	(206)	1,002	200
Changes in the scope of consolidation	(199)	0	(14)
Translation adjustment	31	(50)	29
Reclassifications and other items	216	23	3
Fixed assets payable in the closing balance	€ 4,481	€ 4,640	€ 3,665